Derivative Financial Instruments (Details 1) (Warrant [Member], USD $)	0 Months Ended				1 Months Ended		12 Months Ended
	Jul. 29, 2014		Feb. 21, 2014		Sep. 23, 2013		Dec. 31, 2014		Dec. 31, 2013
Derivative [Line Items]
Fair market value of asset (per share)	0.45	[1]	0.58	[1]
Binomial Lattice Option Valuation Technique [Member]
Derivative [Line Items]
Fair market value of asset (per share)							$ 0.28	[1]	$ 0.30	[1]
Term (in years)			5 years	[2]	5 years 0 months	[2]
Implied expected life (in years)			5 years	[3]	5 years 0 months	[3]
Volatility range of inputs (percentage)			60.00%	[4]
Equivalent volatility (percentage)	53.00%	[3]	60.00%	[3]
Risk-free interest rate range of inputs (percentage)	1.35%	[5]	1.56%	[5]
Equivalent risk-free interest rate (percentage)	1.35%	[3]	1.56%	[3]
Minimum [Member] | Binomial Lattice Option Valuation Technique [Member]
Derivative [Line Items]
Fair market value of asset (per share)					0.28	[1]
Exercise price (per share)	0.25		0.35		0.25		$ 0.35		$ 0.25
Term (in years)	4 years 1 month	[2]					2 years 8 months	[2]	3 years 8 months	[2]
Implied expected life (in years)	4 years 1 month	[3]					2 years 8 months	[3]	3 years 8 months	[3]
Volatility range of inputs (percentage)	40.00%	[4]			48.46%	[4]	42.00%	[4]	40.63%	[4]
Equivalent volatility (percentage)					56.57%	[3]	48.00%	[3]	55.00%	[3]
Risk-free interest rate range of inputs (percentage)					0.04%	[5]	1.10%	[5]	0.38%	[5]
Equivalent risk-free interest rate (percentage)					0.56%	[3]	1.10%	[3]	0.78%	[3]
Maximum [Member] | Binomial Lattice Option Valuation Technique [Member]
Derivative [Line Items]
Fair market value of asset (per share)					0.37	[1]
Exercise price (per share)	0.50		0.50		0.50		$ 1.25		$ 1.25
Term (in years)	4 years 2 months	[2]					4 years 2 months	[2]	4 years 8 months	[2]
Implied expected life (in years)	4 years 2 months	[3]					4 years 2 months	[3]	4 years 8 months	[3]
Volatility range of inputs (percentage)	76.00%	[4]			81.72%	[4]	71.00%	[4]	78.73%	[4]
Equivalent volatility (percentage)					57.55%	[3]	54.00%	[3]	56.00%	[3]
Risk-free interest rate range of inputs (percentage)					1.72%	[5]	1.38%	[5]	1.75%	[5]
Equivalent risk-free interest rate (percentage)					0.69%	[3]	1.38%	[3]	1.75%	[3]

[1]	The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.
[2]	The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.
[3]	The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the binomial.
[4]	The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2), above.
[5]	The risk-free rates used for inputs represent the yields on zero coupon U.S. Government Securities with periods to maturity consistent with the intervals described in (2), above.